Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10. Subsequent Events
In July 2023, the Company issued and sold 2,023,583 shares of its common stock in
“at-the-market”
offerings pursuant to the Sales Agreement for an aggregate purchase price of $
2.4

million. On July 25, 2023, the Company delivered written notice to Virtu that it was suspending and terminating the prospectus related to the common stock issuable pursuant to the terms of the Sales Agreement. As a result, the Company will not make any sales of its securities pursuant to the Sales Agreement, unless and until a new prospectus, prospectus supplement or a new registration statement is filed. Other than the termination of the prospectus, the Sales Agreement remains in full force and effect.
On July 25, 2023, the Company entered into a Securities Purchase Agreement with certain investors pursuant to which it issued and sold
2,897,654
shares of its common stock for an aggregate purchase price of $
2.1
million in a private placement (the “July Private Placement”). The July Private Placement closed on July 27, 2023.
Additionally, on July 25, 2023, the Company entered into a Securities Purchase Agreement with a single investor pursuant to which it issued and sold
3,859,649
shares of its common stock for an aggregate purchase price of $
2.2
million in a registered direct offering (the “July Registered Direct Offering”). The July Registered Direct Offering closed on July 27, 2023. The Company intends to use the net proceeds from the July Private Placement and the July Registered Direct Offering to support the commercial launch of AspyreRx.

16. Subsequent Events
On March 23, 2023 Company announced a reduction in workforce of approximately 35% of its employees and other cost saving initiatives as part of a cost reduction initiative to improve its cash runway and focus on the long-term success of the Company. The Company estimates that it will incur approximately $400 thousand in cash-based expenses related to severance and benefits in the second quarter of 2023.